Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Property and equipment	¥ 2,636,325	¥ 428,448
Leasehold improvements	483,446	54,911
Total	¥ 3,119,771	¥ 483,359